Commitment and Contingencies - Summary of Minimum Payments Related to Agreements (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 30,775
2022	26,640
2023	19,357
2024	16,247
2025	12,679
Thereafter	$ 4,515